Supplement to the
Fidelity® Select Portfolios®
Communication Services Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2018.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of Communication Services Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
ABAM-PSTK-0724-103 1.9901306.103	July 26, 2024
Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2024
Prospectus

The following information replaces similar information for Communication Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2018.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Communication Services Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of Communication Services Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
SELCON-PSTK-0724-136 1.913699.136	July 26, 2024
Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2024
Prospectus

The following information replaces similar information for Wireless Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2016.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024, at which point Ms. Abernethy will be Portfolio Manager.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Wireless Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy is Co-Portfolio Manager of Wireless Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of Wireless Portfolio, which he has managed since 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024, at which point Ms. Abernethy will be Portfolio Manager.
SELTS-PSTK-0724-122 1.918618.122	July 26, 2024